Business Segments, Concentration of Credit Risk and Significant Customers (Details) - Schedule of Product Revenue by Category - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total product	$ 14,199	$ 4,906
Memory ICs [Member]
Segment Reporting Information [Line Items]
Product category	7,722	150
mmWave ICs [Member]
Segment Reporting Information [Line Items]
Product category	3,289	3,566
mmWave modules [Member]
Segment Reporting Information [Line Items]
Product category	3,170	1,101
mmWave other products [Member]
Segment Reporting Information [Line Items]
Product category	$ 18	$ 89